Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.10%
Communication services: 7.16%
Entertainment: 3.67%
Liberty Media Corporation †	421,200	$ 25,179,336
Warner Music Group Corporation Class A	651,600	22,819,032
		47,998,368
Interactive media & services: 3.49%
IAC/InterActiveCorp †	352,015	15,629,466
Match Group Incorporated †	263,500	10,932,615
ZoomInfo Technologies Incorporated †	631,257	19,007,148
		45,569,229
Consumer discretionary: 12.31%
Diversified consumer services: 0.80%
Mister Car Wash Incorporated †«	1,133,266	10,460,045
Hotels, restaurants & leisure: 6.30%
Chipotle Mexican Grill Incorporated †	13,721	19,037,750
Domino's Pizza Incorporated	45,446	15,742,494
Hyatt Hotels Corporation Class A †	121,500	10,989,675
MGM Resorts International	381,500	12,791,695
Wingstop Incorporated	172,500	23,739,450
		82,301,064
Internet & direct marketing retail: 2.98%
Global-E Online Limited †	658,143	13,584,072
MercadoLibre Incorporated †	29,932	25,329,656
		38,913,728
Leisure products: 1.36%
Callaway Golf Company †	896,291	17,701,747
Textiles, apparel & luxury goods: 0.87%
On Holding AG Class A †	665,300	11,416,548
Financials: 4.09%
Capital markets: 3.36%
MarketAxess Holdings Incorporated	89,810	25,047,111
Morningstar Incorporated	87,200	18,886,648
		43,933,759
Insurance: 0.73%
Goosehead Insurance Incorporated Class A	277,846	9,541,232
Health care: 22.86%
Biotechnology: 3.87%
Ascendis Pharma AS ADR †	104,847	12,804,964
CRISPR Therapeutics AG †	108,216	4,398,980
Exact Sciences Corporation †	210,800	10,436,708
Mirati Therapeutics Incorporated †	99,684	4,516,682
See accompanying notes to portfolio of investments

Allspring Discovery SMID Cap Growth Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics Incorporated †	115,800	$ 15,005,364
Zentalis Pharmaceuticals Incorporated †	169,026	3,404,184
		50,566,882
Health care equipment & supplies: 10.53%
DexCom Incorporated †	213,856	24,217,053
ICU Medical Incorporated †	99,500	15,669,260
Inari Medical Incorporated †	284,740	18,098,074
Inspire Medical Systems Incorporated †	108,200	27,253,416
Insulet Corporation †	65,606	19,313,750
iRhythm Technologies Incorporated †	125,500	11,755,585
Shockwave Medical Incorporated †	103,665	21,314,561
		137,621,699
Health care providers & services: 3.18%
HealthEquity Incorporated †	288,700	17,795,468
Option Care Health Incorporated †	789,309	23,750,308
		41,545,776
Life sciences tools & services: 5.28%
Azenta Incorporated †	267,800	15,591,316
Bio-Rad Laboratories Incorporated Class A †	50,433	21,206,572
Bio-Techne Corporation	388,400	32,190,592
		68,988,480
Industrials: 18.93%
Aerospace & defense: 2.32%
Axon Enterprise Incorporated †	182,358	30,258,663
Building products: 2.38%
Advanced Drainage Systems Incorporated	204,376	16,752,700
Trex Company Incorporated †	337,968	14,306,185
		31,058,885
Commercial services & supplies: 6.76%
Casella Waste Systems Incorporated Class A †	427,583	33,911,608
Ritchie Bros. Auctioneers Incorporated	157,600	9,114,008
Rollins Incorporated	536,700	19,611,018
Tetra Tech Incorporated	177,100	25,713,149
		88,349,783
Professional services: 1.74%
Clarivate plc †	782,063	6,522,405
FTI Consulting Incorporated †	102,300	16,245,240
		22,767,645
Road & rail: 2.76%
J.B. Hunt Transport Services Incorporated	97,100	16,930,356
Saia Incorporated †	91,148	19,111,913
		36,042,269
See accompanying notes to portfolio of investments

2  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 2.97%
SiteOne Landscape Supply Incorporated †	164,057	$ 19,247,167
Watsco Incorporated	78,700	19,627,780
		38,874,947
Information technology: 27.57%
Electronic equipment, instruments & components: 6.35%
Novanta Incorporated †	203,294	27,621,556
Teledyne Technologies Incorporated †	111,472	44,578,768
Zebra Technologies Corporation Class A †	42,000	10,769,220
		82,969,544
IT services: 5.56%
Globant SA †	123,945	20,842,591
MongoDB Incorporated †	53,363	10,503,973
StoneCo Limited Class A †	988,395	9,330,449
WNS Holdings Limited ADR †	400,223	32,013,838
		72,690,851
Semiconductors & semiconductor equipment: 4.71%
Enphase Energy Incorporated †	63,576	16,845,097
Impinj Incorporated †	213,200	23,277,176
Monolithic Power Systems Incorporated	32,700	11,563,047
Wolfspeed Incorporated †	142,900	9,865,816
		61,551,136
Software: 10.95%
Bill.com Holdings Incorporated †	181,714	19,799,557
CCC Intelligent Solutions †	1,819,400	15,828,780
Confluent Incorporated Class A †	439,300	9,770,032
Fair Isaac Corporation †	32,000	19,154,560
Five9 Incorporated †	313,006	21,240,587
HubSpot Incorporated	46,700	13,502,371
Olo Incorporated Class A †	1,313,951	8,212,194
Tyler Technologies Incorporated †	66,200	21,343,542
Zscaler Incorporated †	126,600	14,166,540
		143,018,163
Real estate: 4.18%
Equity REITs: 4.18%
Equity Lifestyle Properties Incorporated	371,596	24,005,102
Rexford Industrial Realty Incorporated	559,065	30,547,312
		54,552,414
Total Common stocks (Cost $1,267,906,381)		1,268,692,857

See accompanying notes to portfolio of investments

Allspring Discovery SMID Cap Growth Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.51%
Investment companies: 3.51%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	43,599,650	$ 43,599,650
Securities Lending Cash Investments LLC ♠∩∞		4.36	2,254,782	2,254,782
Total Short-term investments (Cost $45,854,206)				45,854,432
Total investments in securities (Cost $1,313,760,587)	100.61%			1,314,547,289
Other assets and liabilities, net	(0.61)			(7,954,751)
Total net assets	100.00%			$1,306,592,538

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$50,223,365	$138,139,180	$(144,762,895)	$ 0	$ 0	$43,599,650	43,599,650	$337,649
Securities Lending Cash Investments LLC	11,862,800	40,915,279	(50,523,729)	206	226	2,254,782	2,254,782	114,721#
				$ 206	$ 226	$45,854,432		$452,370

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Discovery SMID Cap Growth Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Allspring Discovery SMID Cap Growth Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$93,567,597	$0	$0	$93,567,597
Consumer discretionary	160,793,132	0	0	160,793,132
Financials	53,474,991	0	0	53,474,991
Health care	298,722,837	0	0	298,722,837
Industrials	247,352,192	0	0	247,352,192
Information technology	360,229,694	0	0	360,229,694
Real estate	54,552,414	0	0	54,552,414
Short-term investments
Investment companies	45,854,432	0	0	45,854,432
Total assets	$1,314,547,289	$0	$0	$1,314,547,289
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery SMID Cap Growth Fund